Debt - Additional Information (Details) € in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Jun. 28, 2021 USD ($)	Jun. 28, 2021 EUR (€)
Debt Instrument [Line Items]
Term loan							$ 628,000	€ 435,000
Repayment of loans and borrowings			$ 130,672	$ 3,295,658
Capitalized debt fees		$ 40,538		40,538
Line of credit	$ 56,000		56,000		$ 50,000
Debt issuance costs	36,096		36,096		38,302
Interest expense	34,631	$ 19,272	89,013	144,291
Amortization of deferred debt issuance costs			17,984	8,198
Voluntary prepayment			9,434
Line of Credit [Member]
Debt Instrument [Line Items]
Line of credit	75,000		75,000		50,000
Secured Notes [Member]
Debt Instrument [Line Items]
Debt instrument issued							400,000	435,000
Secured notes repurchased	41,117		41,117
Other income net	6,760		9,752
First Lien Term Loan
Debt Instrument [Line Items]
Aggregate debt amount, borrowed							1,018,000	710,000
Senior Secure Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility available balance							305,000
New Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal payment			17,076	$ 5,420
Line of Credit Facility, Amount Outstanding			0		28,423
USD Incremental Term Loan [Member]
Debt Instrument [Line Items]
Term loan					390,000		$ 390,000
Debt issuance costs	6,261		6,261
EUR Incremental Term Loan [Member]
Debt Instrument [Line Items]
Term loan | €						€ 275,000		€ 275,000
Letter of Credit [Member]
Debt Instrument [Line Items]
Letter of Credit	$ 116,017		$ 116,017		$ 171,392
Percentage of reporting date exceeds of total new revolving credit facility			40.00%
First lien debt ratio, description			First Lien Debt Ratio is not permitted to exceed 7.5 to 1.0.
Letter of Credit [Member] | Minimum
Debt Instrument [Line Items]
First lien debt ratio			0.075
Letter of Credit [Member] | Maximum
Debt Instrument [Line Items]
First lien debt ratio			0.010